Segment information - Cash capital expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditure	$ 22,993	$ 22,600	$ 19,000
Investments in joint ventures and associates	1,202	1,973	479
Investments in equity securities	197	260	218
Cash capital expenditure	24,392	24,833	19,697
Integrated Gas
Disclosure of operating segments [line items]
Capital expenditure	3,491	3,433	3,306
Investments in joint ventures and associates	705	832	196
Investments in equity securities	0	0	0
Cash capital expenditure	4,196	4,265	3,502
Upstream
Disclosure of operating segments [line items]
Capital expenditure	8,249	8,020	6,277
Investments in joint ventures and associates	94	123	(109)
Investments in equity securities	0	0	0
Cash capital expenditure	8,343	8,143	6,168
Marketing
Disclosure of operating segments [line items]
Capital expenditure	5,563	4,527	2,122
Investments in joint ventures and associates	49	304	148
Investments in equity securities	0	0	3
Cash capital expenditure	5,612	4,831	2,273
Chemicals and Products
Disclosure of operating segments [line items]
Capital expenditure	3,106	3,835	5,091
Investments in joint ventures and associates	84	2	80
Investments in equity securities	2	1	4
Cash capital expenditure	3,192	3,838	5,175
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Capital expenditure	2,314	2,610	2,069
Investments in joint ventures and associates	261	703	154
Investments in equity securities	106	156	136
Cash capital expenditure	2,681	3,469	2,359
Corporate
Disclosure of operating segments [line items]
Capital expenditure	270	175	135
Investments in joint ventures and associates	9	9	10
Investments in equity securities	89	103	75
Cash capital expenditure	$ 368	$ 287	$ 220